ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5.ACCOUNTS RECEIVABLE, NET

Accounts receivable and the related allowance are summarized as follows:

	As of December 31,
	2023	2024
Accounts receivable	—	1,652,243
Less: allowance for accounts receivable	—	(6,725)
Accounts receivable, net	—	1,645,518

No amounts have been written off during the years ended December 31, 2023 and 2024, respectively.

The movement in the allowance for accounts receivable was as follows:

	As of December 31,
	2023	2024
Balance as of January 1	—	—
Addition	—	6,725
Balance as of December 31	—	6,725